DISAGGREGATION OF REVENUE (Tables)	6 Months Ended
Jun. 30, 2018
Disaggregation Of Revenue
Revenue disaggregated by country
Country	June 30, 2018	June 30, 2017
Belgium	$1,130	$-
Bulgaria	-	3,035
Denmark	186,865	228,448
France	178,382	46,309
Germany	7,955,452	5,168,134
Greece	1,091,495	934,729
Hungary	756,919	122,383
Indonesia	6,607	-
Ireland	928,417	428,763
Italy	264,832	117,367
Jordan	33,133	-
Netherlands	2,648,166	1,457,962
Poland	566,797	254,813
Portugal	-	5,512
Sweden	-	9,652
UK	6,204,122	1,451,340
Total	$20,822,317	$10,228,447